FORTIS

May 5, 1998

Securities and Exchange Commission
450 Fifth Street NW
Washington DC 20549

RE:  Variable Account C of
     Fortis Benefits Insurance Company
     File No. 33-65243 (Second to Die)
     CIK No. 0000790531

Pursuant to Rule 497(j) under the Securities Act of
1933, Fortis Benefits Insurance Company, on behalf of
Separate Account C, certifies that:

1) the form of Prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement of the Separate Account (Post-
Effective Amendment No. 20) filed April 30, 1998.

2) the text of the most recent amendment to the registration statement has been filed electronically.

Please contact me at (612) 738-5590 if you have any questions.

Sincerely,



Douglas R. Lowe
Vice President & Associate General Counsel

Fortis Benefits Insurance Company
P. O. Box 64284
St. Paul MN 55164
(612) 738-2000
(800) 800-2638